Income Tax (Details 1) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Deferred Tax Assets:
NOL Carryover	$ 944,000	$ 818,000
Payroll accrual	9,000
Allowance for Doubtful Accounts	12,000
Related party accrual	213,000
Less valuation allowance	(1,178,000)	(818,000)
Net deferred tax assets